Segment information - Narrative (Details) - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of operating segments [line items]
Impairment loss recognized in profit or loss	R 9
Reversal of impairment		R 791
Revenue	1,712,482	1,540,058	R 1,465,021
South African-based
Disclosure of operating segments [line items]
Revenue	931,700	836,200	784,500
Non-current assets other than financial instruments and deferred tax assets	615,900	621,000	533,800
Foreign-based
Disclosure of operating segments [line items]
Revenue	780,800	703,900	680,500
Non-current assets other than financial instruments and deferred tax assets	260,800	174,600	120,800
In-vehicle devices installed
Disclosure of operating segments [line items]
Impairment loss recognized in profit or loss	0
Reversal of impairment		791
In-vehicle devices installed | Brazil segment
Disclosure of operating segments [line items]
Impairment loss recognized in profit or loss		800	1,900
Reversal of impairment	800	800
Product development costs | Africa segment
Disclosure of operating segments [line items]
Impairments to intangible assets	2,300	2,600
Product development costs | CSO segment
Disclosure of operating segments [line items]
Impairments to intangible assets	R 400	R 500
Computer software, technology, in-house software and other | Corporate and consolidation entries
Disclosure of operating segments [line items]
Impairments to intangible assets			R 2,900